LONG TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
SCHEDULE OF LOAN COVENANTS

As of March 31, 2022, Company was in compliance with all loan covenants.

Continuity	March 31, 2022	December 31, 2021
Balance, January 1	$2,366,598	$3,847,638
Less: Forgiveness on PPP loans	-	(537,960)
Less: Payments on loan	(206,629)	(943,080)
Balance, end of period	$2,156,969	$2,366,598

As of December 31, 2021, Company was in compliance with all loan covenants.

Continuity	December 31, 2021	December 31, 2020
Balance, January 1	$3,847,638	$4,380,393
Plus: Proceeds from loans	-	3,413,160
Plus: Loan acquired with acquisition of ENP Realty	-	450,000
Less: Forgiveness on PPP loans	(537,960)	-
Less: Payments on loan	(943,080)	(4,395,915)
Balance, December 31	$2,366,598	$3,847,638

SCHEDULE OF OUTSTANDING BALANCE LOAN

Outstanding balance	March 31, 2022	December 31, 2021
a) Long term debt – Midland States Bank	$-	-
b) Long term debt – PPP	-	-
c) Long term debt – PPP	-	-
d) Long term debt – Midland States Bank	1,459,983	1,554,044
e) Long term debt – Midland States Bank	268,708	381,674
f) Long term debt – Stock Yards Bank & Trust	428,278	430,880
Long-term Debt	2,156,969	2,366,598
Less: current portion	(665,614)	(793,574)
	$1,491,355	$1,573,024

Outstanding balance	December 31, 2021	December 31, 2020
a) Long term debt – Harris Bank	$-	$-
b) Long term debt – Harris Bank	-	-
c) Long term debt – Midland States Bank	-	125,543
d) Long term debt – Ford Credit	-	-
e) Long term debt – PPP	-	322,000
f) Long term debt - PPP	-	215,960
g) Long term debt – Midland States Bank	1,554,044	1,920,976
h) Long term debt – Midland States Bank	381,674	822,380
i) Long term debt – Stock Yards Bank & Trust	430,880	440,779
Long-term Debt	2,366,598	3,847,638
Less: current portion	(793,574)	(848,794)
	$1,573,024	$2,998,844

Promissory Note With Midland Bank [Member] | New Manufacturing Equipment [Member]
Short-Term Debt [Line Items]
SCHEDULE OF INTEREST LOAN REPAYMENT	The Company has committed to the following repayments:
2022	$381,674

Promissory Note With Midland Bank [Member] | ENP Investment [Member]
Short-Term Debt [Line Items]
SCHEDULE OF INTEREST LOAN REPAYMENT	The Company has committed to the following repayments:
2022	$382,705
2023	$397,414
2024	$413,516
2025	$360,409
The Company has committed to the following repayments:
2022	$382,705
2023	$397,414
2024	$413,516
2025	$360,409

Promissory Note with ENP Realty [Member]
Short-Term Debt [Line Items]
SCHEDULE OF INTEREST LOAN REPAYMENT	The Company has committed to the following repayments:
2023	$29,749
2024	$29,749
2025	$29,749
The Company has committed to the following repayments:
2022	$29,749
2023	$29,749
2024	$29,749
2025	$29,749